Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2013	2014
Accrued payroll and welfare	$838	$3,693
Accrued Professional services fee	—	2,984
Payable for advertisement	172	1,670
Deferred government subsidy	330	330
Accrued rental expense	—	266
Other tax payables	72	258
Others	96	214

Total	$1,508	$9,415